Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2022		$ 74,749		$ 18,707	$ 53,761	$ (152)	$ 65,150	$ 8,075	$ 73,225	$ 1,524	$ (2,478)	$ (1,482)	$ 216	$ (4,786)	$ 1,364
Beginning Balance (Cumulative impact of adopting IFRS 17, net of tax [member]) at Oct. 31, 2022		(1)			(1)		(1)		(1)
Beginning Balance at Oct. 31, 2022		74,748		18,707	53,760	(152)	65,149	8,075	73,224	1,524	(2,478)	(1,482)	216	(4,786)	1,364
Statement [Line Items]
Net income		3,904	[3]		3,638		3,638	205	3,843	61
Other comprehensive income (loss)		2,327	[3]				2,257		2,257	70	1,156	534	43	439	85
Total comprehensive income		6,231	[3]		3,638		5,895	205	6,100	131	1,156	534	43	439	85
Shares/instruments issued		450		453		(3)	450		450
Dividends and distributions paid to equity holders		(2,721)			(2,455)		(2,455)	(205)	(2,660)	(61)
Share-based payments	[4]	11				11	11		11
Other					1		1		1	(1)
Ending Balance at Apr. 30, 2023	[3]	78,719		19,160	54,944	(144)	69,051	8,075	77,126	1,593	(1,322)	(948)	259	(4,347)	1,449
Statement [Line Items]
Net income	[3]	2,146
Other comprehensive income (loss)	[3]	1,783
Total comprehensive income	[3]	3,929
Ending Balance at Apr. 30, 2023	[3]	78,719		19,160	54,944	(144)	69,051	8,075	77,126	1,593	(1,322)	(948)	259	(4,347)	1,449
Beginning Balance at Oct. 31, 2023	[3]	78,571		20,109	55,673	(84)	68,767	8,075	76,842	1,729	(1,755)	(1,104)	14	(4,545)	459
Statement [Line Items]
Net income	[3]	2,199
Other comprehensive income (loss)	[3]	(110)
Total comprehensive income	[3]	2,089
Ending Balance at Jan. 31, 2024	[3]	80,452
Beginning Balance at Oct. 31, 2023	[3]	78,571		20,109	55,673	(84)	68,767	8,075	76,842	1,729	(1,755)	(1,104)	14	(4,545)	459
Statement [Line Items]
Net income		4,291	[3]		4,009		4,009	231	4,240	51
Other comprehensive income (loss)		(580)	[3]				(571)		(571)	(9)	(827)	399	153	491	(787)
Total comprehensive income		3,711	[3]		4,009		3,438	231	3,669	42	(827)	399	153	491	(787)
Shares/instruments issued		1,960		957		(1)	956	1,004	1,960
Shares repurchased/redeemed		(300)						(300)	(300)
Dividends and distributions paid to equity holders		(2,869)			(2,582)		(2,582)	(231)	(2,813)	(56)
Share-based payments	[4]	10				10	10		10
Other		(8)			(19)	7	(12)		(12)	4
Ending Balance at Apr. 30, 2024		81,075	[3]	21,066	57,081	(68)	70,577	8,779	79,356	1,719	(2,582)	(705)	167	(4,054)	(328)
Beginning Balance at Jan. 31, 2024	[3]	80,452
Statement [Line Items]
Net income	[3]	2,092
Other comprehensive income (loss)	[3]	(470)
Total comprehensive income	[3]	1,622
Ending Balance at Apr. 30, 2024		$ 81,075	[3]	$ 21,066	$ 57,081	$ (68)	$ 70,577	$ 8,779	$ 79,356	$ 1,719	$ (2,582)	$ (705)	$ 167	$ (4,054)	$ (328)

[1]	Includes undistributed retained earnings of $73 (April 30, 2023 – $69) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[4]	Represents amounts on account of share-based payments (refer to Note 14).